Commitments	3 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
Commitments

30	Commitments

The Company has agreements to manage and maintain its activities, as well as to build new projects aiming at achieving the objectives proposed in its target plan. The main unrecognized committed amounts as of March 31, 2024 are as follows:

	1 year	1-3 years	3-5 years	More than 5 years	Total
Contractual obligations – Expenses	1,854,851	2,319,376	1,377,556	4,349,060	9,900,843
Contractual obligations - Investments	4,174,937	2,719,760	1,136,509	82,392	8,113,598
Total	6,029,788	5,039,136	2,514,065	4,431,452	18,014,441